Investment Securities (Amortized Cost And Fair Value Of Securities Available-For-Sale) (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	$ 1,860.6	$ 1,501.3
Gross Unrealized Gains	0.7	0.4
Gross Unrealized Losses	(0.1)	(0.2)
Fair Value	1,861.2	1,501.5
U.S. Treasury [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	1,221.2	649.1
Gross Unrealized Gains
Gross Unrealized Losses
Fair Value	1,221.2	649.1
U.S. Government Agency Obligations [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	591.2	711.9
Gross Unrealized Gains	0.1
Gross Unrealized Losses
Fair Value	591.3	711.9
Supranational And Foreign Government Securities [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	34.4	126.8
Gross Unrealized Gains
Gross Unrealized Losses
Fair Value	34.4	126.8
Total Debt Securities Available For Sale [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	1,846.8	1,487.8
Gross Unrealized Gains	0.1
Gross Unrealized Losses
Fair Value	1,846.9	1,487.8
Equity Securities AFS [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	13.8	13.5
Gross Unrealized Gains	0.6	0.4
Gross Unrealized Losses	(0.1)	(0.2)
Fair Value	$ 14.3	$ 13.7